Accounting Policies - Additional information (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Other assets		£ 3,919		£ 2,280
Other liabilities		3,904		2,448
Provisions		547	£ 504	509	£ 558
Amendment to IAS 12 impact on income statement		21	23
Expected credit losses allowance		817		807
Additional provisions		222	£ 75
Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance		801		789
Corporate and investment banking [member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance		16		18
Payment protection insurance [member]
Disclosure of changes in accounting estimates [line items]
Provisions		248		£ 246
Additional provisions		£ 70
IFRS 16 [member]
Disclosure of changes in accounting estimates [line items]
Increase Property, plant and equipment	£ 211
Other assets	(12)
Other liabilities	182
Provisions	£ 17